Interests in subsidiaries	12 Months Ended
Jun. 30, 2021
Investments accounted for using equity method [abstract]
Interests in subsidiaries
Note 29. Interests in subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following sub
s
idiaries in ac
c
ordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	2021%	2020%

Kazia Laboratories Pty Ltd	Australia	100.00%	100.00%
Kazia Research Pty Ltd	Australia	100.00%	100.00%
Kazia Therapeutics Inc.	United States of America	100.00%	100.00%
Glioblast Pty Ltd	Australia	100.00%	100.00%
Kazia Therapeutics (Hong Kong) Limited	Hong Kong	100.00%	—